Financial Instruments and Risk Management (Details) - Schedule of company’s foreign currency denominated monetary assets and monetary liabilities
¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 NZD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 NZD ($)	Dec. 31, 2020 CNY (¥)
Financial Instruments and Risk Management (Details) - Schedule of company’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Cash and cash equivalents	$ 156
Restricted deposit	10				$ 10
Net assets	166				10
Trade and other payables	453				678
Loans					61
Obligation under operating leases					68
Loans	89
Derivative liabilities	3				203
Total Liabilities	545				1,010
Net	$ (379)				$ (1,000)
NIS [Member]
Financial Instruments and Risk Management (Details) - Schedule of company’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Cash and cash equivalents			$ 116
Restricted deposit			10				$ 10
Net assets			126				10
Trade and other payables			410				512
Loans							61
Obligation under operating leases							68
Loans			89
Derivative liabilities
Total Liabilities			499				641
Net			$ (373)				$ (631)
AUD [Member]
Financial Instruments and Risk Management (Details) - Schedule of company’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Cash and cash equivalents		$ 5
Restricted deposit
Net assets		5
Trade and other payables		23				147
Loans
Obligation under operating leases
Loans
Derivative liabilities		3				203
Total Liabilities		26				350
Net		$ (21)				$ (350)
RMB [Member]
Financial Instruments and Risk Management (Details) - Schedule of company’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Cash and cash equivalents | ¥				¥ 35
Restricted deposit | ¥
Net assets | ¥				35
Trade and other payables | ¥				20				19
Loans | ¥
Obligation under operating leases | ¥
Loans | ¥
Derivative liabilities | ¥
Total Liabilities | ¥				20				19
Net | ¥				¥ 15				¥ (19)